Expense Example - Innovator Equity Dual Directional 15 Buffer ETF - May - Innovator Equity Dual Directional 15 Buffer ETF - May	May 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252